Organization and Principal Activities	6 Months Ended
Mar. 31, 2026
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

1. organization and principal activities

Ping An Biomedical Co., Ltd. (former name: “Majestic Ideal Holdings Ltd.”) (“We”, “us”, the “Company”, “PASW”, or “Ping An”) was incorporated in Cayman Islands on November 3, 2021. Shortly after its incorporation, PASW incorporated Nifty Holdings Limited (“Nifty”), a British Virgin Islands company, as its wholly-owned subsidiary. PASW acquired, through Nifty, all the shares in Multi Ridge; in consideration thereof, issued 10,351,125 Shares to Action Holdings Limited, a British Virgin Islands company whose ultimate beneficial owners were our Controlling Shareholders, Mr. Sek Yan Ko and Ms. Yuk Yin Judy Li, as part of the reorganization in contemplation of the proposed listing of PASW. On the same day, the Company issued 561,375 Shares to Ms. Lok Yi Lui Jeanne and 337,500 Shares to Mr. Kim Sun Chan, respectively, individuals with no affiliation with the Company. On November 10, 2023, Action Holdings Limited transferred 650,000 shares and 600,000 shares to Sonic Motion Limited, a British Virgin Islands Company, and Sonic Flash Limited, a British Virgin Islands Company, respectively, following. Our Controlling Shareholders held their beneficial interest in the Company through Keystone Holdings Limited, a British Virgin Islands company and other intermediate holding companies.

Nifty Holdings Limited (“Nifty Holdings”) was incorporated in the BVI on November 23, 2021. It is a wholly owned subsidiary company of Ping An and is engaged in investment holding.

Multi Ridge (Asia) Limited (“Multi Ridge”) was incorporated in Hong Kong on October 11, 2013. It was also a wholly-owned subsidiary company of the Action Holding before a group reorganization as detailed below.

上海新骏羊绒服饰有限公司 (New Brand Cashmere Products Co., Ltd) (“New Brand”) was established as a wholly foreign owned entity (“WFOE”) on February 14, 2014 in the People’s Republic of China (the “PRC”). New Brand in principally engaged in trading of yarns and finished garments in the PRC and is a wholly-owned subsidiary company of Multi Ridge.

Pursuant to a group reorganization (the “Group Reorganization”) to rationalize the structure of PASW and PASW’s subsidiary companies (herein collectively referred to as the “Group”) in preparation for the listing of our shares, we become the holding company of the Group on November 26, 2021, which involves the interspersion of the Ping An and Nifty Holdings between Action Holdings, the immediate holding company, and Multi Ridge.

On August 27, 2025, Pingyuan Anjian Biotech (Hainan) Co., Ltd (“Pingyuan”) was established as a wholly foreign owned entity (“WFOE”) in the People’s Republic of China (the “PRC”). Pingyuan is a wholly-owned subsidiary company of Multi Ridge, without any operations.

As at the date of this report, details of the subsidiary companies are as follows:

Name	Background		Ownership
Nifty Holdings	●	A BVI company	100% directly owned by Ping An
	●	Incorporated on November 23, 2021
	●	A holding company
Multi Ridge	●	A Hong Kong company	100% directly owned by Nifty Holdings
	●	Incorporated on October 11, 2013
	●	A holding company
New Brand	●	A PRC limited liability company and a WFOE	100% directly owned by the Multi Ridge
	●	Incorporated on February 14, 2014
	●	Registered capital of $1,230,769 (RMB 8,000,000)
	●	Engaged in trading of yarns and finished garments
Pingyuan	●	A PRC limited liability company and a WFOE	100% directly owned by the Multi Ridge
	●	Incorporated on August 27, 2025
	●	Registered capital of $434,909 (RMB 3,000,000)
	●	No operation